Lease right-of-use assets and lease liabilities (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Office Lease	$ 184,354	$ 63,581
Less current portion	(144,245)	(63,581)
Long term portion	40,109
12-month period ending December 31, 2025	163,738
12-month period ending December 31, 2026	41,466
Total future minimum lease payments	205,204
Less imputed interest	(20,850)
PV of payments	$ 184,354